SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 3
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  11
                   ----
                        (Check appropriate box or boxes.)

CONSTELLATION INSTITUTIONAL PORTFOLIOS  FILE NOS. 333-119865 and 811-21113
--------------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio  45202
--------------------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
----------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ____________________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONSTELLATION
INSTITUTIONAL PORTFOLIOS



--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     May 1, 2006



CIP Sands Capital Institutional Growth Portfolio

CIP JSAM Large Cap Value Portfolio

CIP JSAM Value Portfolio



INVESTMENT MANAGER
Touchstone Advisors, Inc.



INVESTMENT SUB-ADVISERS
Sands Capital Management, LLC

JS Asset Management, LLC








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS

Constellation Institutional Portfolios (the "Trust") is a mutual fund family that offers several investment portfolios (the "Portfolios"). The Portfolios have different investment objectives and strategies. This prospectus gives you important information about the shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is general information you should know about risk and return that is common to each Portfolio. For more detailed information about the Portfolios, please see:

       3    CIP Sands Capital Institutional Growth Portfolio

       5    CIP JSAM Large Cap Value Portfolio

       8    CIP JSAM Value Portfolio

      11    Investments and Portfolio Management

      14    Purchasing, Selling and Exchanging Portfolio Shares

      19    Dividends, Distributions and Taxes

      20    Financial Highlights

To obtain more information about the Trust, please refer to the back cover of the Prospectus.


                                                                Prospectus    1

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

Each Portfolio is a mutual fund. Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Each Portfolio has its own investment objective and strategies for reaching that objective. Each sub-adviser (a "sub-adviser"), under the direction and oversight of the investment manager (the "Manager"), invests each Portfolio's assets in a way that it believes will help the Portfolio achieve its objective.

RISK/RETURN INFORMATION COMMON TO THE PORTFOLIOS

Investing in the Portfolios involves risk and there is no guarantee that a Portfolio will achieve its objective. A sub-adviser's judgment about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job a sub-adviser does, you could lose money on your investment in a Portfolio. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect the companies that issue these securities. These price movements, sometimes called volatility, may be greater or less, depending on the types of securities a Portfolio owns and the markets in which they trade. Some Portfolios own more securities in a single sector of the economy than other sectors, which may have a large impact on a Portfolio's performance. The effect of a change in the value of a single security on a Portfolio's share price will depend on how widely the Portfolio diversifies its holdings across companies, industries or sectors.


2    Prospectus

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CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE ....   Long-term capital appreciation

INVESTMENT FOCUS ........   Common stocks of U.S. large capitalization companies

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Portfolio can change upon 60 days' prior notice to shareholders. The Portfolio emphasizes investments in large capitalization growth companies. For purposes of this Portfolio, large capitalization companies are defined as companies with minimum market capitalizations at the time of purchase of $10 billion. The weighted average market capitalization of these companies is generally in excess of $40 billion, and the Portfolio generally does not invest in companies that have market capitalizations of less than $2 billion. The Portfolio will typically own between 25 and 30 stocks.

The Portfolio's sub-adviser, Sands Capital Management, LLC ("Sands Capital"), seeks companies with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. Sands Capital generally considers selling a security when the prospects for future growth do not look promising.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. The Portfolio's investment approach is intended to provide long-term capital appreciation, which has the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Portfolio is subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole. Moreover, the sub-adviser's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Portfolio to underperform funds that also seek long-term capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns.

The performance of large capitalization companies may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities. The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies.

The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.


                                                                Prospectus    3

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CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The Portfolio commenced operations on January 21, 2005. Since the Portfolio does not have a full calendar year of performance history, no performance results have been provided. The Portfolio intends to compare its performance to the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)     None(1)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

Management Fees                                                        0.78%

Distribution (12b-1) Fees                                              None

Other Expenses                                                         0.01%
                                                                       ----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                              0.79%(2)


(1)   A $10 fee may be imposed for wire transfers of redemption proceeds.

(2) The Portfolio pays a unified fee of 0.78% of assets under management to the Manager for substantially all Portfolio expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs and federal and state registration and licensing fees, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio's operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:

                                              1 YEAR  3 YEARS 5 YEARS  10 YEARS

SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO     $81    $252    $439      $978


4    Prospectus

--------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE .......     Long-term growth of capital and income

INVESTMENT FOCUS ...........     Common stocks of large capitalization companies

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. and foreign companies with large market capitalizations that the sub-adviser, JS Asset Management, LLC ("JSAM"), believes have below-average valuations in light of their improving business fundamentals. For purposes of this Portfolio, large capitalization companies are defined as companies with market capitalizations in excess of the median market capitalization of companies in the Russell 1000 Value Index ($5.1 billion as of March 31, 2006). The Portfolio generally will own approximately 40 stocks.

The Portfolio may invest in foreign equity securities principally traded on non-U.S. exchanges as well as those traded in the U.S. in the form of American Depositary Receipts ("ADRs"). JSAM may use futures and options contracts for hedging purposes. The Portfolio's investments may include companies in the technology sector. Any income generated by the Portfolio will come from dividend-paying common stocks.

JSAM employs a "value" approach to stock selection, looking for stocks of companies with below-average valuations whose business fundamentals are expected to improve. In determining a company's valuation, JSAM considers factors such as price-to-cash flow, price-to-earnings and price-to-book ratios. JSAM seeks to identify the key drivers of a company's fundamental results and catalysts for change that may point to improving fundamentals in the future, such as new management or new or improved products. JSAM generally sells a security when it reaches a target price, or when it concludes that a company's business fundamentals are weakening.

The Portfolio's objective and principal strategies are fundamental and may not be changed without shareholder approval.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.


Issuers of foreign securities are usually not subject to the same degree of reporting, accounting and auditing regulation as U.S. issuers. Also, economic, political and diplomatic developments can adversely affect the Portfolio's investments in a foreign country, as can conditions in the securities markets where foreign stocks are principally traded.

Receipts (which include ADRs), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The Portfolio may invest in both sponsored and unsponsored ADRs.


                                                                Prospectus    5

--------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

Futures contracts and options may be used to hedge against adverse changes in the market value of securities held by or to be bought for the Portfolio, or to lock in unrealized appreciation. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option gives the purchaser the right, in exchange for a premium, to assume a position in a security or futures contract at a specified exercise price during the term of the option. Even a small investment in derivative instruments can have a large impact. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.

The Portfolio is subject to the risk that large capitalization value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, JSAM's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Portfolio to underperform funds that also seek long-term growth of capital and income but use different approaches to select stocks.

The Portfolio is subject to the risk that its investments in the technology sector may at times be subject to greater market fluctuation than other sectors.

The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

PERFORMANCE INFORMATION

The Portfolio commenced operations on June 20, 2005. Since the Portfolio does not have a full calendar year of performance history, no performance results have been provided. The Portfolio intends to compare its performance to the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of companies within the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)     None(1)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

Management Fees                                                        0.70%

Distribution (12b-1) Fees                                              None

Other Expenses                                                         0.01%
                                                                       ----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                              0.71%(2)

(1)   A $10 fee may be imposed for wire transfers of redemption proceeds.

(2) The Portfolio pays a unified fee of 0.70% of assets under management to the Manager for substantially all Portfolio expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs and federal and state registration and licensing fees, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.


6   Prospectus

--------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio's operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:

                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
JSAM LARGE CAP VALUE PORTFOLIO         $73        $227        $395        $883


                                                                Prospectus  |  7

--------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE ...............      Long-term growth of capital and income

INVESTMENT FOCUS ...................      Common stocks

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, in common stocks of U.S. and foreign companies that the sub-adviser, JS Asset Management, LLC ("JSAM"), believes have below-average valuations in light of their improving business fundamentals. The Portfolio can invest in companies of any size although JSAM intends to primarily invest the Portfolio's assets in stocks of companies with market capitalizations in excess of $1 billion.

The Portfolio generally will own approximately 50 stocks. The Portfolio may invest in foreign equity securities principally traded on non-U.S. exchanges as well as those traded in the U.S. in the form of American Depositary Receipts ("ADRs"). JSAM may use futures and options contracts for hedging purposes. Any income generated by the Portfolio will come from dividend-paying common stocks.

JSAM employs a "value" approach to stock selection, looking to acquire stocks of companies with below-average valuations whose business fundamentals are expected to improve. In determining a company's valuation, JSAM considers factors such as price-to-cash flow, price-to-earnings and price-to-book ratios. JSAM seeks to identify the key drivers of a company's fundamental results and catalysts for change that may point to improving fundamentals in the future, such as new management and new or improved products. JSAM generally sells a security when it reaches a target price, or when it concludes that a company's business fundamentals are weakening.

The Portfolio's objective and principal strategies are fundamental and may not be changed without shareholder approval.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.


Issuers of foreign securities are usually not subject to the same degree of reporting, accounting and auditing regulation as U.S. issuers. Also, economic, political and diplomatic developments can adversely affect the Portfolio's investments in a foreign country, as can conditions in the securities markets where foreign stocks are principally traded.

Receipts (which include ADRs), are securities which evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. The Portfolio may invest in both sponsored and unsponsored ADRs.

Futures contracts and options may be used to hedge against adverse changes in the market value of securities held by or to be bought for the Portfolio, or to lock in unrealized appreciation. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option gives the purchaser the right, in exchange for a premium, to assume a position in a security or futures contract at a specified exercise price during the term of the option. Even a small investment in derivative instruments can have a large impact. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.


8   Prospectus

--------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

Small and medium sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. As a consequence, stocks of these issuers may be more volatile than those of larger companies.

The Portfolio is subject to the risk that value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, JSAM's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Portfolio to underperform funds that also seek long-term growth of capital and income, but use different approaches to select stocks.

The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a limited number of issuers than other mutual funds. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

PERFORMANCE INFORMATION

The Portfolio commenced operations on June 17, 2005. Since the Portfolio does not have a full calendar year of performance history, no performance results have been provided. The Portfolio intends to compare its performance to the Russell Midcap Value Index. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

PORTFOLIO FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

SHAREHOLDER FEES
(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)     None(1)

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses deducted from Portfolio assets)

Management Fees                                                        0.80%

Distribution (12b-1) Fees                                              None

Other Expenses                                                         0.03%
                                                                       ----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                              0.83%(2)

(1)   A $10 fee may be imposed for wire transfers of redemption proceeds.

(2) The Portfolio pays a unified fee of 0.80% of assets under management to the Manager for substantially all Portfolio expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs and federal and state registration and licensing fees, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.


                                                                Prospectus  |  9

--------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:

                                  1 YEAR        3 YEARS       5 YEARS   10 YEARS
JSAM VALUE PORTFOLIO                $85           $265          $460     $1,025


10   Prospectus

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENTS AND PORTFOLIO MANAGEMENT

In addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Trust's Statement of Additional Information ("SAI").

The investments and strategies described in this prospectus are those that the Portfolios use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Portfolio's objectives. A Portfolio will do so only if the Manager or the Portfolio's sub-adviser believes that the risk of loss in using the Portfolio's normal strategies and investments outweighs the opportunity for gains.

PORTFOLIO COMPOSITION

The Sands Capital Institutional Growth Portfolio and the JSAM Large Cap Value Portfolio have adopted policies to invest, under normal circumstances, at least 80% of the value of their "assets" in certain types of investments suggested by their name (the "80% Policy"). For purposes of this 80% Policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Portfolio must comply with its 80% Policy at the time the Portfolio invests its assets. Accordingly, when a Portfolio no longer meets its 80% Policy because of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way to comply with the 80% Policy.

PORTFOLIO TURNOVER

Each Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the Manager and/or sub-adviser determines that it would be in the Portfolio's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Manager's or sub-adviser's control. These transactions will increase a Portfolio's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Portfolio were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Portfolio and in higher net taxable gain for shareholders, and may reduce the Portfolio's returns.

THE MANAGER

Touchstone Advisors, Inc. ("Touchstone Advisors"), a registered investment adviser, located at 303 Broadway, Suite 1100, Cincinnati, OH 45202, serves as investment manager to each Portfolio. Touchstone Advisors has been a registered investment adviser since 1994. As of December 31, 2005, Touchstone Advisors had approximately $4.0 billion in assets under management.

As the Portfolios' manager, Touchstone Advisors administers the Portfolios' investment programs and ensures compliance with the Portfolios' investment policies and guidelines in exchange for a unified management fee equal to a percentage of the average daily net assets of each Portfolio. During the fiscal period ended December 31, 2005, the Portfolios paid the following management fees:

      Sands Capital Institutional Growth Portfolio  0.78%
      JSAM Large Cap Value Portfolio                0.70%
      JSAM Value Portfolio                          0.80%

Under the unified fee arrangement, Touchstone Advisors is responsible for compensating any third party engaged by Touchstone Advisors to provide services under its supervision, including sub-advisers, sub-administrators, transfer and dividend disbursing agents, and custodians. Touchstone Advisors is also responsible for fees of the independent Trustees, the independent registered public accounting firm and legal counsel. The unified fee arrangement does not include the costs of any interest, taxes, dues, fees and other charges of governments and their agencies including the costs of qualifying shares for sale in any jurisdiction, or brokerage or other transaction costs. In addition, the unified fee does not include legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Portfolios, its officers or Trustees are a party or incurred in anticipation of becoming a party.


                                                               Prospectus    11

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

THE SUB-ADVISERS

Sands Capital Management, LLC ("Sands Capital") is registered under the Investment Advisers Act of 1940 and serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio. As sub-adviser, Sands Capital makes investment decisions for this Portfolio and also ensures compliance with the Portfolio's investment policies and guidelines. As of December 31, 2005, Sands Capital had approximately $19 billion in assets under management.

Sands Capital is entitled to receive base investment sub-advisory fees from Touchstone Advisors based on the monthly average net value of the Portfolio's assets, as follows:

      Sands Capital Institutional Growth Portfolio 0.45%

JS Asset Management, LLC ("JSAM") is registered under the Investment Advisers Act of 1940 and serves as the sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios. As sub-adviser, JSAM makes investment decisions for these Portfolios and also ensures compliance with each Portfolio's investment policies and guidelines. As of December 31, 2005, JSAM had approximately $100 million in assets under management.

JSAM is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate, based on the monthly average net value of the Portfolio's assets, as follows:

      JSAM Large Cap Value Portfolio    0.40% on assets up to $250 million
                                        0.35% on assets over $250 million

      JSAM Value Portfolio              0.50% on assets up to $250 million
                                        0.45% on assets over $250 million

Related Performance Information for Similar Accounts Managed by Sands Capital

Sands Capital has substantial experience in managing investment companies and other accounts with substantially similar investment objectives, policies, and principal investment strategies as the Sands Capital Institutional Growth Portfolio. The tables below are designed to show you how composites of all similar growth equity accounts managed by Sands Capital performed over various periods in the past. The accounts comprising the Sands Capital Growth Equity Composite have investment objectives, policies and principal strategies that are substantially similar to those of the Portfolio. The performance information is calculated in accordance with CFA Institute (formerly, AIMR) standards.

Sands Capital Growth Equity Composite

The table below shows the returns for the Sands Capital Growth Equity Composite compared with the Russell 1000 Growth Index for the periods ending December 31, 2005. The returns of the Sands Capital Growth Equity Composite reflect deductions of account fees and expenses (including advisory fees), and assume all dividends and distributions have been reinvested. The returns of the Russell 1000 Growth Index assume all dividends and distributions have been reinvested.

This information is designed to demonstrate the historical track record of Sands Capital. It does not indicate how the Sands Capital Institutional Growth Portfolio has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Portfolio's holdings and the Portfolio's expenses.

The Sands Capital Growth Equity Composite includes accounts managed by Sands Capital that pay lower expenses than those paid by shareholders of the Sands Capital Institutional Growth Portfolio. Higher expenses reduce returns to investors. Accounts contained in the composite also may not be subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Sands Capital.


12    Prospectus

--------------------------------------------------------------------------------
INVESTMENTS AND PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

Average Annualized Returns as of December 31, 2005

                             1 YEAR AVERAGE         3 YEAR AVERAGE     5 YEAR AVERAGE       10 YEAR AVERAGE
                             ANNUAL RETURN          ANNUAL RETURN      ANNUAL RETURN         ANNUAL RETURN
SANDS CAPITAL GROWTH
EQUITY COMPOSITE                10.53%                21.96%               2.15%                14.02%

RUSSELL 1000
GROWTH INDEX                     5.26%                13.22%              -3.58%                 6.72%

Average Annual Returns as of December 31

                    2005    2004    2003    2002     2001     2000     1999    1998    1997    1996    1995    1994    1993     1992
SANDS CAPITAL
GROWTH EQUITY
COMPOSITE       10.53%  20.52%  36.26%  (27.24)%  (15.79)%  (18.38)%  47.57%  54.11%  30.22%  38.12%  42.31%   3.21%  (0.35)%  5.76%

RUSSELL 1000
GROWTH INDEX     5.26%   6.30%  29.75%  (27.88)%  (20.42)%  (22.42)%  33.16%  38.71%  30.49%  23.12%  37.19%   2.66%   2.90%   5.00%

PORTFOLIO MANAGERS

The Sands Capital Institutional Growth Portfolio is managed by the team of Frank
M. Sands, Sr., Frank M. Sands, Jr., and David E. Levanson. Frank M. Sands, Sr., CFA, Chief Executive Officer and Chief Investment Officer, co-founded Sands Capital in 1992. He has 32 years of investment experience. Frank M. Sands, Jr., CFA, President, Director of Research and Senior Portfolio Manager, joined Sands Capital in June 2000. He has 12 years of investment experience. David E. Levanson, CFA, Senior Research Analyst, Senior Portfolio Manager and Director of U.S. Mutual Funds, rejoined Sands Capital in June 2002. Previously he was a Research Analyst with MFS Investment Management from 1999 to 2002. He has 15 years of investment experience.

The JSAM Large Cap Value and JSAM Value Portfolios are managed by John Schneider. John Schneider founded JSAM in March 2005 and serves as its President and Chief Investment Officer. From 1999 to 2005, he was a Portfolio Manager with PIMCO Equity Advisors, where he managed two mutual funds with over $10 billion in assets. He has over 20 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, their other accounts managed and their ownership of securities in the Portfolios. A discussion of the basis for the Board of Trustees approval of the Portfolios' management and sub-advisory agreements will appear in the Trust's June 30, 2006 Semiannual Report.


                                                               Prospectus    13

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

INVESTING IN THE PORTFOLIOS

Each Portfolio has a minimum investment amount. The Sands Capital Institutional Growth Portfolio requires a minimum initial investment of $1 million. The JSAM Large Cap Value Portfolio and the JSAM Value Portfolio each require a minimum initial investment of $500,000. The Portfolios, through the Manager, may waive these minimum amounts in their sole discretion.

Note: These minimums are not applicable to investments by employees and benefit plans covering employees of the sub-advisers.

The Trust, in its sole discretion, may accept or reject any investment in the Portfolios.

All purchase orders on a given day must be received by the Trust's transfer agent (or an authorized agent) ("Transfer Agent") by the close of the New York Stock Exchange ("NYSE"), typically 4:00 PM (Eastern Time), in order to receive that day's net asset value ("NAV"). Purchase orders received after the close of the NYSE will be executed at the NAV determined on the next Business Day. A Business Day is any day on which the NYSE is open for trading.

The Transfer Agent will only accept purchase or exchange requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Trust may telephone you to verify information you have provided. If you do not provide the required information, or if the Trust's representatives are unable to verify your identity, the Trust reserves the right to not open or close your account or take such other steps as it deems reasonable.

Addresses for sending new account application and correspondence

BY MAIL TO:                               BY OVERNIGHT COURIER TO:
Constellation Institutional Portfolios    Constellation Institutional Portfolios
c/o PFPC Inc.                             c/o PFPC Inc.
P.O. Box 9797                             101 Sabin Street
Providence, RI 02940                      Pawtucket, RI 02860-1427

Purchases can be made by wiring funds. Wires must be sent according to the following instructions:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 86-1497-3655
RE: Constellation Institutional Portfolios
REF: Name of Portfolio
FBO: [Shareholder Name and Account Number]

The Transfer Agent can accept checks, but not cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks). Your check must be made payable to Constellation Institutional Portfolios.

You may also purchase shares through a broker or other intermediary, which may charge a fee for its services. Such broker or other intermediary may set different (i.e., earlier) requirements for the receipt of purchase or redemption orders.

FOREIGN INVESTORS

The Trust does not generally accept investments by non-US persons. Non-US persons may be permitted to invest in a Portfolio subject to the satisfaction of enhanced due diligence. Please contact the Investor Services Team, at 1-800-304-2459, for more information.


14   Prospectus

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Accordingly, when you open an account, you will be required to provide your name, street address, date of birth, social security number, and other information that will allow the Trust to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account. The Trust is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Trust is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Trust shall have no obligation regarding the return of these documents.

The Trust or its agent will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Trust is unable to obtain this information within a time period established in its sole discretion, which may change from time to time, the Trust will reject your application or close your account at the then-current day's NAV and remit proceeds to you via check.

The Trust further reserves the right to hold your proceeds until your check for the purchase of Portfolio shares clears the bank, which may take up to 15 days from the date of purchase. Because your purchase price may be different from the price upon redemption, you may be subject to a gain or loss on Portfolio shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Portfolios' overall obligation to deter money laundering under Federal law. The Portfolios have adopted an Anti-Money Laundering Compliance Program designed to prevent the Portfolios from being used for money laundering or the financing of terrorist activities. In this regard, the Portfolios reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. The Portfolios will take these actions when, in the sole discretion of Portfolio management, they are deemed to be in the best interest of the Portfolios or when the Portfolios are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

PORTFOLIO HOLDINGS

A description of the Portfolios' policies and procedures with respect to the disclosure of portfolio security holdings is available in the SAI.

HOW SHARE PRICES ARE CALCULATED

The price per share (the "offering price") will be the NAV per share next determined after a Portfolio receives your purchase order. The NAV for one share is the value of that share's portion of the net assets of the Portfolio. The Portfolios calculate their NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In the event that a Portfolio owns a foreign security, the Portfolio would generally value the foreign security as of the close of the security's primary market.

In calculating NAV, the Portfolios generally value their securities at market price. If market prices are unavailable or the Manager, the applicable sub-adviser, or their respective agents believe that market prices are unreliable, Portfolio management may determine a fair value price in good faith using methods approved by the Board of Trustees. The Portfolios will not calculate NAV on days on which the NYSE is closed for trading.

If a Portfolio uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities. While the use of fair value pricing is intended to result in an NAV calculation that fairly reflects security values as of the time of pricing, fair values determined pursuant to the Portfolios' procedures may not accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.


                                                                Prospectus   15

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------
 With respect to investments in the stocks of U.S. companies that are traded on U.S. exchanges, the Portfolios expect that there would be limited circumstances in which the Portfolios would use fair value pricing - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Portfolio calculated its NAV.

SELLING PORTFOLIO SHARES

You may sell your shares on any Business Day by contacting the Trust directly by mail or by telephone if you selected telephone privileges when you opened your account. All redemption orders received by the Trust in good order by the close of the NYSE will receive that day's NAV, and any requests received after that time will receive the NAV determined on the next Business Day.

o By Mail - If you wish to redeem shares of the Portfolios, you should send a letter addressed as follows:


BY MAIL TO:                               BY OVERNIGHT COURIER TO:
Constellation Institutional Portfolios    Constellation Institutional Portfolios
c/o PFPC Inc.                             c/o PFPC Inc.
P.O. Box 9797                             101 Sabin Street
Providence, RI 02940                      Pawtucket, RI 02860-1427

The letter must include your name, the name of the Portfolio and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

o By Phone - When completing the account application, you may establish telephone redemption privileges. If you take advantage of this privilege you will be able to redeem shares of the Portfolios by calling 1-800-304-2459 and speaking to one of our representatives.

REDEMPTIONS IN KIND

While the Portfolios generally pay sale (redemption) proceeds in cash, the Portfolios reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, the securities that you receive would be subject to market risk until they were sold. Redemptions in kind will be made when the Board determines that it would be detrimental to a Portfolio to make payment in cash.

RECEIVING YOUR MONEY

Normally, the Portfolios will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. If you are selling Portfolio shares that were recently purchased by check, the Trust reserves the right to hold your proceeds until your check for the purchase of the shares clears the bank.

MARKET TIMING POLICIES AND PROCEDURES

The Portfolios are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. Frequent trading into and out of the Portfolios may present risks to the Portfolios' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Portfolios' investment strategies, triggering the recognition of taxable gains and losses on the sale of Portfolio investments, requiring the Portfolios to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Portfolios do not accommodate frequent trading by shareholders, and the Portfolios' service providers will take steps to detect and deter frequent trading by shareholders pursuant to the Portfolios' policies and procedures described in this prospectus and approved by the Portfolios' Board of Trustees. For purposes of applying these policies, the Portfolios' service providers will consider the trading history of accounts under common ownership or control. The Portfolios' policies and procedures include:


16    Prospectus

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

o Shareholders are restricted from making more than four "round trips" into or out of a Portfolio per calendar year. If a shareholder exceeds this amount, the Portfolio and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Portfolios define a round trip as a redemption (exchange) out of a Portfolio followed by a purchase (exchange) back into the Portfolio.

o The Portfolios reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Portfolio or the Manager reasonably believes that the trading activity would be harmful or disruptive to the Portfolio.

The Portfolios and/or their service providers seek to apply these policies to the best of their abilities in a manner they believe is consistent with the interests of the Portfolios' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Portfolios will occur, particularly with respect to trades placed by shareholders that invest in the Portfolios through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Portfolios' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Portfolios cannot assure that these policies will be enforced with regard to those Portfolio shares held through such omnibus arrangements (which may represent a majority of Portfolio shares), and as a result frequent trading could adversely affect the Portfolios and their long-term shareholders as discussed above.

REDEMPTION FEES

Sales or exchanges out of the Portfolios are not currently subject to a redemption fee, but may be subject to a redemption fee of up to 2% in the future. The Portfolios will provide notice to shareholders before they implement any redemption fee. Any redemption fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Portfolio. We reserve the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Portfolios. In calculating whether a sale of Portfolio shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the date of the sale or exchange. Dividends and capital gains will not be subject to the redemption fee.

EXCHANGING PORTFOLIO SHARES

When you exchange shares, you are selling your shares and buying other Portfolio shares. Your sale price and purchase price will be based on the NAV next calculated after the Transfer Agent receives your exchange request. In order to exchange shares of one Portfolio for shares of another Portfolio, the account registration for the new account must be identical to the old account. Otherwise you will be required to complete and sign an additional New Account Application.

The Portfolios may change or cancel the exchange privilege at any time upon 60 days' prior notice. You may exchange your shares on any Business Day by calling the Portfolios at 1-800-304-2459.


                                                               Prospectus    17

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

If you elect to have telephone privileges, you may redeem or exchange shares by telephone. While we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we will not be responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transacts business with us over the telephone or via our website, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Portfolios may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.

DISTRIBUTION OF PORTFOLIO SHARES

Touchstone Securities, Inc. (the "Distributor"), a registered broker-dealer, is the principal underwriter of the Portfolios. The Distributor is an affiliate of the Manager, and receives no compensation for distributing shares of the Portfolios.


18    Prospectus

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Portfolios distribute their income, if any, quarterly as a dividend to shareholders. The Portfolios distribute capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To make or change your election, simply send the Trust a written notice.

FEDERAL INCOME TAXES

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Summarized below are some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Portfolios may be taxable whether or not you reinvest them or take them in cash. The Portfolios' net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that the Portfolios designate as dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Portfolio. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply to taxable years beginning after December 31, 2008.

Each sale or exchange of Portfolio shares may be a taxable event. For tax purposes, an exchange of Portfolio shares for shares of another Portfolio is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, and generally will be treated as long term if you held the shares longer.

If you are investing through a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain deductions until you begin receiving distributions from your retirement account.

For a more complete discussion of the federal income tax consequences of investing in the Portfolios, see the SAI.

INVESTOR INQUIRIES

Investor inquiries should be addressed to Constellation Institutional Portfolios, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, or you may call 1-800-304-2459.


                                                               Prospectus    19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table for the Portfolios is intended to help you understand the Portfolios' financial performance during the period of their operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Trust's financial statements and related notes, is included in the Annual Report, which is available at no charge upon request by calling 1-800-304-2459.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

                                                             CIP SANDS CAPITAL              CIP JSAM
                                                               INSTITUTIONAL               LARGE CAP                 CIP JSAM
                                                             GROWTH PORTFOLIO           VALUE PORTFOLIO           VALUE PORTFOLIO
                                                                  FOR THE                   FOR THE                   FOR THE
                                                               PERIOD ENDED               PERIOD ENDED             PERIOD ENDED
                                                           DECEMBER 31, 2005(1)       DECEMBER 31, 2005(2)     DECEMBER 31, 2005(3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $     10.00               $     10.00               $     10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                         (0.02)                     0.05                      0.02
  Net realized and unrealized gain on investments                       1.81                      0.09                      0.45
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.79                      0.14                      0.47
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Distributions from net investment income                                --                     (0.05)                    (0.02)
  Distributions from capital gains                                        --                     (0.12)                    (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                   --                     (0.17)                    (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $     11.79               $      9.97               $     10.33
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                          17.90%                     1.43%                     4.69%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000):                               $   615,503               $    14,673               $     7,714
  Ratio of expenses to average net assets:                              0.79%*                    0.71%*                    0.83%*
  Ratio of net investment income/(loss) to average
      net assets:                                                      (0.45)%*                   1.24%*                    0.34%*
  Portfolio turnover rate:                                             15.62%**                  44.74%**                  42.99%**

----------------

(1)   Fund commenced operations on January 21, 2005.
(2)   Fund commenced operations on June 20, 2005.
(3)   Fund commenced operations on June 17, 2005.
*     Calculation is annualized.
**    Calculation is not annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.


20   Prospectus

CONSTELLATION INSTITUTIONAL PORTFOLIOS

Investment Manager                        Investment Sub-Advisers
Touchstone Advisors, Inc.                 JS Asset Management, LLC
303 Broadway, Suite 1100                  1 Tower Bridge
Cincinnati, OH 45202                      100 Front Street, Suite 501
                                          West Conshohocken, Pennsylvania 19428
Distributor
Touchstone Securities, Inc.               Sands Capital Asset Management, LLC
303 Broadway, Suite 1100                  1100 Wilson Boulevard, Suite 3050
Cincinnati, OH 45202                      Arlington, Virginia 22209

Legal Counsel
Morgan, Lewis & Bockius LLP


--------------------------------------------------------------------------------

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI includes detailed information about the Portfolios. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year. The reports also contain detailed financial information about the Portfolios.

To obtain an SAI, Annual or Semi-Annual Report, or more information:

By Telephone      Call 1-800-304-2459

By Mail           Constellation Institutional Portfolios
                  303 Broadway, Suite 1100
                  Cincinnati, OH 45202

By Internet       http://www.ciptrust.com




FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-2000. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-21113.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS


                CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
                       CIP JSAM LARGE CAP VALUE PORTFOLIO
                            CIP JSAM VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2006

                               INVESTMENT MANAGER:
                            TOUCHSTONE ADVISORS, INC.


This Statement of Additional Information ("SAI") is not a prospectus and relates to the Sands Capital Institutional Growth, JSAM Large Cap Value and JSAM Value Portfolios (the "Portfolios"). It is intended to provide additional information regarding the activities and operations of the Portfolios and should be read in conjunction with the Portfolios' Prospectus dated May 1, 2006. The Portfolios are series of Constellation Institutional Portfolios (the "Trust"). The Portfolios' financial statements are contained in the Trust's Annual Report, which is incorporated by reference into this SAI. The Trust's Prospectus or Annual Report may be obtained without charge by calling 1-800-304-2459.

                                TABLE OF CONTENTS

                                                                       PAGE


The Trust...................................................................B-3

Description of Non-Principal Investments and Risk Factors...................B-3

Investment Limitations......................................................B-6

Management of the Portfolios................................................B-8

The Investment Manager and Sub-Advisers.....................................B-13

Portfolio Managers..........................................................B-15

Other Service Providers.....................................................B-18

Purchase and Redemption of Shares...........................................B-19

Determination of Net Asset Value............................................B-19

Taxes    ...................................................................B-20

ERISA Considerations........................................................B-23

Portfolio Transactions......................................................B-23

Portfolio Holdings..........................................................B-24

Voting   ...................................................................B-25

Description of Shares.......................................................B-26

Code of Ethics..............................................................B-26

Proxy Voting................................................................B-26

Control Persons and Principal Shareholders..................................B-27

Financial Statements........................................................B-28

Appendix A - Proxy Voting Policies and Procedures ..........................B-29

THE TRUST

The Trust (formerly "Westlakes Institutional Portfolios") is an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated May 30, 2002 (the "Declaration of Trust"). The Trust currently offers three Portfolios: the Sands Capital Institutional Growth Portfolio, the JSAM Large Cap Value Portfolio and the JSAM Value Portfolio. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of Portfolios. Each Portfolio is a separate mutual fund and each share of each Portfolio represents an equal proportionate interest in that Portfolio.

Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Manager") serves as the manager for each Portfolio. Sands Capital Management, LLC ("Sands Capital") serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio. JS Asset Management, LLC ("JSAM") serves as sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios. Sands Capital and JSAM are each a "Sub-Adviser," and together are "Sub-Advisers." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF NON-PRINCIPAL INVESTMENTS AND RISK FACTORS

Each Portfolio's principal strategy and principal risks are described in the Prospectus. Each Portfolio may also invest in the investments listed below or engage in the investment techniques listed below unless otherwise indicated.

BORROWING. The Portfolios may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. A Portfolio may borrow more than 5% of its total assets from a bank, provided that if borrowings exceed 5% the Portfolio maintains assets totaling at least 300% of the amount borrowed when the amount borrowed is added to the Portfolio's other assets. This means that a Portfolio may borrow up to one-half (50%) the value of its total assets, including the amount borrowed. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in a Portfolio's return. The Portfolios may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length.

INVESTMENT COMPANY SHARES. Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses.

Touchstone Advisors has received an exemptive order from the SEC that permits each Portfolio to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each Portfolio may invest up to 25% of its assets in affiliated money market funds, subject to that Portfolio's investment limitations and certain other conditions pursuant to the exemptive order.

MICRO-CAP COMPANY RISK. The Portfolios may invest in companies with market capitalizations that fall at the lower extreme of the market capitalization range (micro-capitalization companies). These micro-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The stocks of micro-cap companies are less stable in price and less liquid than the stocks of larger, more established companies.

MONEY MARKET INSTRUMENTS. Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

PORTFOLIO TURNOVER. An annual portfolio turnover rate in excess of 100% may result from a Sub-Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

PRIVATELY-PLACED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio. Repurchase agreements entered into by a Portfolio will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Trust's Custodian (or its agent) must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RIGHTS. Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

SECURITIES LENDING. In order to generate supplemental income, a Portfolio may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. Government or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio that cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1. Invest 25% or more of the value of its total assets in the securities (other than U.S. government securities) of issuers engaged in any single industry or group of industries.

2.   Issue senior securities.

3. Underwrite securities of other issuers, except insofar as a Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

4. Make loans of money or securities to other persons, except through purchasing fixed income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

5. Purchase or sell physical commodities or commodity contracts, except that each Portfolio may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein.

7. Borrow money from banks in an amount which exceeds 33 1/3% of the value of its total assets (including the amount borrowed) less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.

Except as otherwise indicated, the Portfolios' investment policies and restrictions, including those described in "Description of Permitted Investments and Risks" are not fundamental and may be changed without a vote of shareholders.

Except for the limitation on borrowings and illiquid securities, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Portfolio's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

NONFUNDAMENTAL POLICIES

The following investment limitations are nonfundamental policies of each Portfolio and may be changed with respect to a Portfolio by the Board of Trustees.

No Portfolio may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings (not to exceed 33 1/3% of a Portfolio's assets) permitted by the Portfolio's fundamental limitation on borrowing, as described above.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box."

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.   Invest 15% or more of its net assets in illiquid securities.

6. Make investments in securities when outstanding borrowings exceed 5% of the Portfolio's total assets.

80% NONFUNDAMENTAL POLICY (CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO AND JSAM LARGE CAP VALUE PORTFOLIO). The CIP Sands Capital Institutional Growth Portfolio has adopted a nonfundamental policy whereby it will invest at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. The JSAM Large Cap Value Portfolio has adopted a nonfundamental policy whereby it will invest at least 80% of its assets in common stocks of U.S. and foreign companies with large market capitalizations believed to have below-average valuations in light of their improving business fundamentals. These policies may be changed by the Board of Trustees without shareholder approval.

Shareholders will be provided with at least 60 days' prior notice of any change in a Portfolio's nonfundamental 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separately from other communications to the shareholder.

MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees provides broad oversight over the affairs of the Trust. The day-to-day affairs of the Trust and Portfolios are managed by the Manager, subject to the ultimate supervision of and any policies established by the Board of Trustees, and pursuant to the terms of the Declaration of Trust and the Management Agreement.

BOARD OF TRUSTEES. The Trustees supervise the management and affairs of the Trust under the laws of the State of Delaware. Trustees are experienced business persons, who meet throughout the year to oversee the Portfolios' activities, review contractual arrangements with companies that provide essential management services to the Trust, and review performance. The Trustees of the Trust and their principal occupations for the last five years are set forth below.

The Trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act"), are referred to as "Independent Trustees." All funds managed by Touchstone Advisors are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of the Constellation Funds, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust.


---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES(1):
---------------------------------------------------------------------------------------------------------------------------------
         NAME            POSITION       TERM OF    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    NUMBER             OTHER
        ADDRESS          HELD WITH      OFFICE                                                   OF FUNDS        DIRECTORSHIPS
          AGE            TRUST           AND                                                     OVERSEEN            HELD(4)
                                        LENGTH                                                   IN THE
                                       OF TIME                                                   TOUCHSTONE
                                       SERVED(2)                                                 FUND
                                                                                                 COMPLEX(3)
---------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder        Trustee and   Until  she   Senior Vice President of The Western and           54       Director of
Touchstone              President     resigns or   Southern Life Insurance Company.  President                 LaRosa's (a
Advisors, Inc                         is removed   and a director of IFS Financial Services,                   restaurant chain)
303 Broadway                                       Inc. (a holding company).  She is a
Cincinnati, OH                        Trustee      director of Capital Analysts Incorporated
Age: 50                               since 2006   (an investment advisor and broker-dealer),
                                                   Integrated Fund Services, Inc. (the Trust's
                                                   sub-administrator), IFS Fund Distributors,
                                                   Inc. (a broker-dealer), Touchstone
                                                   Advisors, Inc. (the Trust's investment
                                                   manager) and Touchstone Securities, Inc.
                                                   (the Trust's distributor).  She is also
                                                   President and a director of IFS Agency
                                                   Services, Inc. (an insurance agency), W&S
                                                   Financial Group Distributors, Inc. (an
                                                   annuity distributor) and IFS Systems, Inc.
                                                   She is Senior Vice President and a director
                                                   of Fort Washington Brokerage Services, Inc.
                                                   (a broker-dealer). She is President, Chief
                                                   Executive Officer and a Director of
                                                   Integrity Life Insurance Company and
                                                   National Integrity Life Insurance Company.
                                                   She is President of Touchstone Tax-Free
                                                   Trust, Touchstone Investment Trust,
                                                   Touchstone Variable Series Trust,
                                                   Touchstone Strategic Trust and
                                                   Constellation Funds  She was President of
                                                   Touchstone Advisors, Inc., and Touchstone
                                                   Securities, Inc. until 2004.
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
---------------------------------------------------------------------------------------------------------------------------------
         NAME            POSITION       TERM OF    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    NUMBER             OTHER
        ADDRESS          HELD WITH      OFFICE                                                   OF FUNDS        DIRECTORSHIPS
          AGE            TRUST           AND                                                     OVERSEEN            HELD(4)
                                        LENGTH                                                   IN THE
                                       OF TIME                                                   TOUCHSTONE
                                       SERVED(2)                                                 FUND
                                                                                                 COMPLEX(3)
---------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox           Trustee      Until he     President and Chief Executive Officer of           54       Director of the
105 East Fourth Street                resigns or   Cox Financial Corp. (a financial services                   Federal Reserve
Cincinnati, OH                        is           company).                                                   Bank of Cleveland
Age: 58                               removed                                                                  and Cinergy
                                      Trustee                                                                  Corporation (a
                                      since 2006                                                               utility company);
                                                                                                               Chairman of The
                                                                                                               Cincinnati Bell
                                                                                                               Telephone Company
                                                                                                               LLC; Director of The
                                                                                                               Timken Company (a
                                                                                                               manufacturer of
                                                                                                               bearings, alloy
                                                                                                               steels and related
                                                                                                               products and
                                                                                                               services); Director
                                                                                                               of Diebold
                                                                                                               Incorporated (a
                                                                                                               provider of
                                                                                                               integrated
                                                                                                               self-service
                                                                                                               delivery and
                                                                                                               security systems).
---------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann       Trustee      Until  he    Executive for Duro Bag Manufacturing Co. (a        54       Trustee of
c/o Touchstone                        resigns or   bag manufacturer);  President of Shor                       Jewish
Advisors, Inc.                        is           Foundation for Epilepsy Research (a                         Hospital;
303 Broadway                          removed      charitable foundation);  Trustee of                         Greater
Cincinnati, OH                                     Riverfront Funds (mutual funds) from 1999 -                 Cincinnati Arts
Age: 67                               Trustee      2004.                                                       & Education
                                      since 2006                                                               Center  and
                                                                                                               Cincinnati Arts
                                                                                                               Association
---------------------------------------------------------------------------------------------------------------------------------
Robert E.                Trustee      Until  he    Retired Partner of KPMG LLP (a certified           54       Trustee of
Stautberg                             resigns or   public accounting firm).  He is Vice                        Tri-Health
c/o Touchstone                        is           President of St. Xavier High School.                        Physician
Advisors, Inc.                        removed                                                                  Enterprise
303 Broadway                                                                                                   Corporation.
Cincinnati, OH                        Trustee
Age: 71                               since 2006
---------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment manager, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the Manager and Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(2) Each Trustee is elected to serve until he or she sooner resigns or is removed.
(3) The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of the Constellation Funds, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust.
(4) Each Trustee is also a Trustee of the Trusts in the Touchstone Fund Complex.

The Trustees serve on the Board of Trustees for terms of indefinite duration. A Trustee's position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity. A Trustee may resign upon 90 days' prior written notice to the other Trustees, and may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Trustees not subject to the removal vote or (b) the vote or written consent of shareholders holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all shareholders. The Trustees will render assistance to shareholders on the question of the removal of Trustees in the manner required by Section 16(c) of the 1940 Act. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve as a Trustee, so long as immediately after such appointment at least two-thirds of the Trustees then serving would have been elected by the shareholders. The Trustees may call a meeting of shareholders to fill any vacancy in the position of a Trustee, and must do so within 60 days after any date on which Trustees who were elected by the shareholders cease to constitute a majority of the Trustees then serving.

BOARD STANDING COMMITTEES. The Board of Trustees has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is comprised of each of the Independent Trustees of the Trust. The Audit Committee assists the Board of Trustees in fulfilling its duties relating to the Trust's accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent auditors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and the results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust's procedures for internal auditing, and reviewing the Trust's system of internal accounting controls. The Audit Committee met two times during the fiscal year ended December 31, 2005.

FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is comprised of Messrs. Stautberg and Siekmann and various officers and representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Board reviews the Fair Value Pricing Committee's determinations. The Fair Value Pricing Committee did not hold any meetings during the fiscal year ended December 31, 2005.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is comprised of each of the Independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee held one meeting during the fiscal year ended December 31, 2005. The Nominating Committee will accept nominations from security holders. Nominations from security holders should be submitted to the Chairperson of the Nominating Committee, c/o Constellation Institutional Portfolios, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

The Nominating Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to the Chairman of the Nominating Committee, c/o Constellation Institutional Portfolios, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Nominating Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.

TRUSTEES' OWNERSHIP IN THE PORTFOLIOS. As of December 31, 2005, none of the current Trustees had any beneficial ownership in the Portfolios or in any series of the Constellation Funds.

COMPENSATION TO INDEPENDENT TRUSTEES. The following table sets forth the compensation paid to the Independent Trustees that served on the Board of Trustees during the fiscal year ended December 31, 2005. Each Independent Trustee listed below resigned from the Board on March 1, 2006. The Independent Trustees do not receive any pension or retirement benefits.

-----------------------------------------------------------------------------------------------------------
                                    AGGREGATE COMPENSATION FROM THE        TOTAL COMPENSATION FROM THE
                                      TRUST FOR FISCAL YEAR ENDED        CONSTELLATION FAMILY(1) FOR FISCAL
NAME                                       DECEMBER 31, 2005               YEAR ENDED DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------
Alfred C. Salvato                                $9,500                              $70,450
-----------------------------------------------------------------------------------------------------------
Janet F. Sansone                                 $9,500                              $68,200
-----------------------------------------------------------------------------------------------------------
Ronald Filante                                   $9,500                              $67,200
-----------------------------------------------------------------------------------------------------------
(1)The Constellation Family consists of the Trust and the Constellation Funds.

Each Independent Trustee is paid a quarterly retainer of $1,000. Each Independent Trustee is paid meeting fees of $1,000 per joint (with Constellation Funds) in person meeting, $2,500 per stand alone in person meeting and $250 per telephone meeting. The Independent Trustees that serve on the Fair Value Pricing Committee receive a fee of $250 per meeting. The other Trustees receive no annual or other fees. All Trustees are reimbursed by the Trust for their reasonable out-of-pocket expenses.

TRUST OFFICERS. Set forth below is information about the principal officers of the Trust. None of the officers receive compensation from the Trust for their services.

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------------
          NAME              POSITION       TERM OF            PRINCIPAL OCCUPATION(S)       NUMBER OF FUNDS    OTHER
        ADDRESS            HELD WITH      OFFICE AND            DURING PAST 5 YEARS            OVERSEEN        DIRECTORSHIP
          AGE               TRUST(1)      LENGTH OF                                             IN THE         HELD
                                         TIME SERVED                                          TOUCHSTONE
                                                                                           FUND COMPLEX(2)
-------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder          President     Until              See biography above.                   54         See biography
Touchstone                and Trustee   resignation,                                                         above.
Advisors, Inc.                          removal or
303 Broadway                            disqualifi-cation
Cincinnati, OH
Age: 50                                 President
                                        since
                                        2006
-------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch           Vice          Until              Vice President-Compliance of           54         None
Touchstone Advisors,      President and resignation,       IFS Financial Services, Inc.,
Inc.                      Chief         removal or         Director of Compliance of
303 Broadway              Compliance    disqualification   Fort Washington Brokerage
Cincinnati, OH            Officer                          Services, Inc.; Chief
Age: 49                                 Vice               Compliance Officer of Puglisi
                                        President          & Co. from 2001 until 2002.
                                        since 2006
-------------------------------------------------------------------------------------------------------------------------------
James H. Grifo            Vice          Until              President of Touchstone                54         None
Touchstone Securities,    President     resignation,       Securities, Inc. and
Inc.                                    removal or         Touchstone Advisors, Inc.;
303 Broadway                            disqualification   Managing Director, Deutsche
Cincinnati, OH                                             Asset Management until 2001.
Age: 54                                 Vice
                                        President
                                        since 2006
-------------------------------------------------------------------------------------------------------------------------------
William A. Dent           Vice          Until              Senior Vice President of               54         None
Touchstone Advisors,      President     resignation,       Touchstone Advisors, Inc.;
Inc.                                    removal or         Marketing Director of
303 Broadway                            disqualification   Promontory Interfinancial
Cincinnati, OH                                             Network from 2002-2003;
Age: 43                                 Vice               Senior Vice President of
                                        President          McDonald Investments from
                                        since 2006         1998 - 2001;
-------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft      Controller    Until              Senior Vice President, CFO             54         None
Touchstone                and           resignation,       and Treasurer of Integrated
Advisors, Inc.            Treasurer     removal or         Fund Services, Inc., IFS Fund
303 Broadway                            disqualification   Distributors, Inc. and W&S
Cincinnati, OH                                             Brokerage Services, Inc. She
Age: 43                                 Controller         is Chief Financial Officer of
                                        and Treasurer      IFS Financial Services, Inc.,
                                        since 2006         Touchstone Advisors, Inc. and
                                                           Touchstone Securities, Inc.
                                                           and Asst. Treasurer of Fort
                                                           Washington Investment
                                                           Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Constellation Funds, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.
(2) The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of the Constellation Funds, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust.

THE INVESTMENT MANAGER AND SUB-ADVISERS

THE INVESTMENT MANAGER

Touchstone Advisors, Inc. (the "Manager") serves as the Portfolios' investment manager under the terms of a management agreement (the "Management Agreement"). Under the Management Agreement, Touchstone Advisors continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the Management Agreement, Touchstone Advisors also provides administrative services to the Trust, and may hire other service providers, including its affiliates, to perform administrative services. Touchstone Advisors is responsible for compensating any third party engaged by Touchstone Advisors to provide services under its supervision, including the Sub-Advisers, sub-administrators and transfer and dividend disbursing agent. Touchstone Advisors is also responsible for payment of fees of the Independent Trustees, custodian, independent public accountant, legal counsel (excluding costs in connection with certain litigation or administrative actions), bookkeeper, accounting agent and all other clerical and administrative functions. The unified management fee does not include the costs of any interest, taxes, dues, fees, or similar costs, costs of qualifying shares for sale in any jurisdiction, brokerage or other transaction costs, or certain extraordinary expenses.

Prior to March 1, 2006, the Trust's manager was Constellation Investment Management Company, LP ("CIMCO").

Pursuant to the Management Agreement, each Portfolio pays Touchstone Advisors a unified fee for providing management and administrative services, payable monthly equal to the following percentage of such Portfolio's average daily net assets on an annual basis:

         Sands Capital Institutional Growth Portfolio         0.78%
         JSAM Large Cap Value Portfolio                       0.70%
         JSAM Value Portfolio                                 0.80%

During the fiscal period ended December 31, 2005, the Portfolios paid the following unified management fees:

         Sands Capital Institutional Growth Portfolio*        $ 1,584,989
         JSAM Large Cap Value Portfolio**                          41,281
         JSAM Value Portfolio***                                   23,764

         *  Since inception on 1-21-05
         ** Since inception on 6-20-05
         ***Since inception on 6-17-05

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Management Agreement as to the Portfolios after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolios, and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to a Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Portfolio, or by the Manager on 90 days' written notice to the Trust.

The Manager is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western - Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Manager because she is a Director of the Manager and an officer of affiliates of the Manager. Ms. McGruder, by reason of these affiliations, may directly or indirectly receive benefits from the management fees paid to the Manager.

THE SUB-ADVISERS

SANDS CAPITAL MANAGEMENT. Sands Capital, located at 1100 Wilson Boulevard, Suite 3050, Arlington, VA 22209, is a professional investment management firm, and is registered with the SEC as an investment adviser. Sands Capital serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio under a written sub-advisory agreement. Sands Capital makes investment decisions for the Portfolio and also ensures compliance with the Portfolio's investment policies and guidelines. As of December 31, 2005, Sands Capital had approximately $19 billion in assets under management. Sands Capital is controlled by Frank M. Sands, Frank M. Sands, Jr., Robert C. Hancock and the Sands Family Trust, LLC.

For its services as Sub-Adviser to the Sands Capital Institutional Growth Portfolio, Sands Capital receives a sub-advisory fee from Touchstone Advisors at an annualized rate of 0.45% of the monthly net value of the Portfolio's assets.

JS ASSET MANAGEMENT. JSAM, located at One Tower Bridge, 100 Front Street, West Conshohocken, Pennsylvania 19428, is a professional investment management firm, and is registered with the SEC as an investment adviser. JSAM serves as the sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios under a written sub-advisory agreement. JSAM makes investment decisions for the Portfolios and also ensures compliance with the Portfolios' investment policies and guidelines. As of December 31, 2005, JSAM had approximately $100 million in assets under management. JSAM is controlled by John Schneider.

For its services as Sub-Adviser to the Portfolios, JSAM receives a sub-advisory fee from Touchstone Advisors at an annualized rate, based on the monthly average net value of each Portfolio's assets as follows:

      JSAM Large Cap Value Portfolio        0.40% on assets up to $250 million
                                            0.35% on assets above $250 million

      JSAM Value Portfolio                  0.50% on assets up to $250 million
                                            0.45% on assets above $250 million

Each sub-advisory agreement provides that the Sub-Adviser shall indemnify the Manager from and against any claims, losses, liabilities or damages in connection with the Sub-Adviser's performance of its duties, but the Sub-Adviser shall not be obligated for any claim, loss, liability or damage by the Manager caused by the Manager's willful misfeasance, bad faith, negligence or reckless disregard of its duties.

Each sub-advisory agreement will remain in force for an initial two-year period and from year-to-year thereafter, as long as its continuance is approved annually in conformance with the 1940 Act. Each sub-advisory agreement may be terminated by the Portfolio at any time, without the payment of any penalty, by a vote of a majority of the Board of Trustees or by the Portfolio. Each sub-advisory agreement may be terminated without the payment of any penalty, by the Manager on not less than 30 days' written notice, or by the Sub-Adviser on not less than 90 days' written notice. Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act, or the termination of the Management Agreement with the Trust.

PORTFOLIO MANAGERS

The following charts list the Portfolios' portfolio manager(s), the number of their other managed accounts per investment category, the total assets in each category of managed accounts and the beneficial ownership in their managed Portfolio(s) as of December 31, 2005. Listed below the charts is (i) a description of accounts managed where the advisory fee is based on the performance of the account, (ii) a description of the portfolio manager's compensation structure as of December 31, 2005, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager's management of a Portfolio's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between a Portfolio and other accounts managed by the portfolio manager.

SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO - SANDS CAPITAL MANAGEMENT, LLC

                             OTHER ACCOUNTS MANAGED
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                              NUMBER OF      TOTAL                   BENEFICIAL
                                     TYPE OF ACCOUNT           ACCOUNTS       ASSETS IN               OWNERSHIP
                                                                              ACCOUNTS                IN FUND
----------------------------------------------------------------------------------------------------------------------
Frank M. Sands Sr.           Registered Investment Companies         7        $ 2,623,800,000         $50,001-$100,000
----------------------------------------------------------------------------------------------------------------------
                             Other Pooled Investment Vehicles        4        $   511,500,000
----------------------------------------------------------------------------------------------------------------------
                             Other Accounts                        1,314      $16,124,900,000
----------------------------------------------------------------------------------------------------------------------
Frank M. Sands Jr.           Registered Investment Companies         7        $ 2,623,800,000         $50,001-$100,000
----------------------------------------------------------------------------------------------------------------------
                             Other Pooled Investment Vehicles        4        $   511,500,000
----------------------------------------------------------------------------------------------------------------------
                             Other Accounts                        1,314      $16,124,900,000
----------------------------------------------------------------------------------------------------------------------
David E. Levanson            Registered Investment Companies         7        $ 2,623,800,000         $50,001-$100,000
----------------------------------------------------------------------------------------------------------------------
                             Other Pooled Investment Vehicles        4        $   511,500,000
----------------------------------------------------------------------------------------------------------------------
                             Other Accounts                        1,314      $16,124,900,000
----------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. The Sands investment management team manages one account where the advisory fee is based on the performance of the account. The total assets in this account are $1,292 million as of December 31, 2005.

COMPENSATION STRUCTURE. Compensation for all employees at Sands Capital is a top priority for management. The goals are to align the firm and the employee's interest with those of the clients and to strive to attract and keep employees that help the firm deliver on the firm's basic mission. All employees benefit from (1) a fixed salary competitive in the industry, (2) an annual qualitative bonus based on subjective review of the employees overall contribution, and (3) a standard profit sharing plan and 401(k) plan. Additional incentives for investment professionals and other key employees come through their participation in (4) equity participation. The investment professionals also participate in (5) an investment results bonus based on the Tax Exempt Institutional Equity Composite over a one, three and five year time frame as compared to the Russell 1000 Growth Index.

CONFLICTS OF INTEREST. As an investment adviser to a variety of clients, Sands Capital recognizes there may be actual or potential conflicts of interest inherent in its business. For example, conflicts of interest could result from a portfolio managers' management of multiple accounts for multiple clients, the execution and allocation of investment opportunities, varying fee arrangements and personal trading. Sands Capital has addressed these conflicts by developing policies and procedures reasonably designed to treat all clients in a fair and equitable manner over time. Sands Capital's policies and procedures address such issues as execution of portfolio transactions, aggregation and allocation of trades, directed brokerage and soft dollars. Additionally, Sands Capital maintains a Code of Ethics that addresses rules on personal trading and insider information.

JSAM LARGE CAP VALUE PORTFOLIO - JS ASSET MANAGEMENT, LLC

                             OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
  PORTFOLIO MANAGER                                        NUMBER OF      TOTAL                 BENEFICIAL
                                 TYPE OF ACCOUNT           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-----------------------------------------------------------------------------------------------------------------
John Schneider          Registered Investment Companies          1        $7.7 million          $100,001-$500,000
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         3        $35.3 million
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                           3        $41.0 million
-----------------------------------------------------------------------------------------------------------------

JSAM VALUE PORTFOLIO - JS ASSET MANAGEMENT, LLC

                             OTHER ACCOUNTS MANAGED
----------------------------------------------------------------------------------------------------------------------
  PORTFOLIO MANAGER                                        NUMBER OF      TOTAL                 BENEFICIAL OWNERSHIP
                                 TYPE OF ACCOUNT           ACCOUNTS       ASSETS IN             IN FUND
                                                                          ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
John Schneider          Registered Investment Companies          1        $14.8 million         Over $1,000,000
----------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         3        $35.3 million
----------------------------------------------------------------------------------------------------------------------
                        Other Accounts                           3        $41.0 million
----------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Schneider manages two accounts where the advisory fee is based on the performance of the account. The total assets in this account are $22.5 million as of December 31, 2005.

COMPENSATION STRUCTURE. Mr. Schneider receives a fixed cash salary and an annual variable qualitative cash bonus. The bonus is based on JSAM's profitability, Mr. Schneider's performance and product performance is calculated as a fixed percentage of his base salary. The bonus payment is not derived from or based specifically on the performance or profitability of any one account (including the Portfolios). Mr. Schneider's compensation is not linked to any specific factors, such as the performance of the Portfolios or asset levels, although JSAM may consider these factors, among others, when considering the amount of any bonus. Mr. Schneider also owns equity in JSAM and will receive cash distributions (as declared and distributed) in accordance with his ownership interest in JSAM.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when Mr. Schneider has management responsibilities to more than one account (including the Portfolios), such as devotion of unequal time and attention to the management of the accounts and the inability to allocate limited investment opportunities across a broad band of accounts. While Mr. Schneider manages two accounts that are entitled to receive a performance-based adjustment, JSAM does not believe that such adjustment presents a significant incentive for JSAM to unfairly favor such accounts because JSAM has a policy to manage each account based on its investment objectives and related restriction. JSAM has adopted policies and procedures reasonably designed to allocate investment opportunities across all accounts, generally on a pro rata basis.

OTHER SERVICE PROVIDERS

SUB-ADMINISTRATOR, ACCOUNTING AGENT, TRANSFER AGENT AND DIVIDEND PAYING AGENT. PFPC, Inc. ("PFPC") 760 Moore Road, King of Prussia, Pennsylvania 19406, provides sub-administration and accounting services to the Trust. PFPC also acts as the Trust's transfer agent and dividend paying agent. For providing these services, Touchstone Advisors pays PFPC an annual fee of .05% of each Portfolio's first $500 million of average net assets; .04% of the next $500 million of average net assets; and .025% of average net assets in excess of $1 billion, subject to a minimum monthly fee.

SUB-ADMINISTRATOR. Integrated Fund Services, Inc. ("Integrated"), 303 Broadway, Cincinnati, Ohio 45202 serves as a Trust sub-administrator. Integrated is an affiliate of Touchstone Advisors by reason of common ownership. Integrated prepares and effects regulatory filings for the Trust, prepares and distributes materials for Board meetings, works with Touchstone Advisors to resolve any daily pricing issues, reviews daily reports by existing service providers and performs other duties as requested by Touchstone Advisors. Touchstone Advisors pays Integrated an annual fee of .02% of the Trust's average daily net assets for providing sub-administration services.

DISTRIBUTOR. Touchstone Securities, Inc. (the "Distributor"), 303 Broadway, Cincinnati Ohio 45202 is the principal underwriter of the Trust. The Distributor is a registered broker-dealer, and an affiliate of the Manager by reason of common ownership. The Distributor is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Portfolios are offered to the public on a continuous basis. The Distributor is not obligated to distribute a particular number of shares of the Portfolios and receives no compensation for serving as principal underwriter. Prior to March 1, 2006, Constellation Investment Distribution Company, Inc. was the Trust's distributor. Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor.

CUSTODIAN. PFPC Trust Company (the "Custodian"), a limited purpose trust company incorporated under the laws of Delaware, serves as the primary custodian of the Portfolios' assets, and may maintain custody of the Portfolios' assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Manager. Assets of the Portfolios are not held by the Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. KPMG LLP serves as the independent registered public accounting firm for the Trust. Its principal business address is 1601 Market Street, Philadelphia PA 19103.

LEGAL COUNSEL. Morgan, Lewis & Bockius LLP, acts as legal counsel to the Trust. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.


PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange ("NYSE") is open for business. Currently, the days when the Portfolios are closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Portfolio are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Portfolios' net asset value per share is computed once daily, Monday through Friday, as of the close of the NYSE, typically 4:00 p.m. eastern time except when the Portfolios are not open for business, and on days when the NYSE is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Portfolio for any period during which the NYSE, the Manager, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued under the direction of the Manager. The Manager or its delegates may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. If market prices are unavailable or believed to be unreliable, the Manager will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees.

Some Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Portfolio shares.

Debt securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Portfolio would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders that are not discussed in the Portfolios' Prospectus. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Portfolios or their shareholders and the discussion here and in the Portfolios' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Internal Revenue Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Portfolio controls such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolios will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio intends to make sufficient distributions to avoid liability for the federal excise tax. A Portfolio may in certain circumstances be required to liquidate Portfolio investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Manager or a Sub-Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Portfolio to satisfy the requirements for qualification as a RIC.

Distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Portfolio of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Portfolio). To the extent designated as such, all or a portion of these distributions may be treated as qualified dividend income eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. In order for the dividends received by a shareholder of a Portfolio to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Portfolio's shares.

A Portfolio will inform you of the amount of ordinary dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.

If a Portfolio's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Portfolio's shares and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A Portfolio's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. During the fiscal period ended December 31, 2005, the CIP Sands Capital Institutional Growth Portfolio had a capital loss carryforward of $8,645, which expires in 2013.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Dividends paid by the Portfolios will be eligible for the dividends-received deduction allowed to corporate shareholders to the extent they are derived from dividends from domestic corporations, subject to certain limitations; however, dividends received by a corporate shareholder, which qualify for the dividends-received deduction, may not be subject to the alternative minimum tax.

In the case of corporate shareholders, Portfolio distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Portfolio for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend for this purpose if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in a corporate shareholder's alternative minimum taxable income calculation.

If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate tax rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The Board reserves the right not to maintain the qualification of a Portfolio as a RIC if it determines such course of action to be beneficial to shareholders.

In certain cases, the Portfolios will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

STATE TAXES

Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

ERISA CONSIDERATIONS

Before authorizing an investment in shares of a Portfolio, fiduciaries of a pension, profit sharing or other employee benefit plan subject to the Employee Income Security Act of 1974, as amended, ("ERISA Plans") should consider (i) whether the investment in such shares satisfies the prudence and diversification requirements of Section 404 of ERISA, (ii) whether such fiduciaries have authority to acquire such shares under the plan's investment policies and appropriate governing instruments (including Title I of ERISA) and (iii) whether the investment will result in unrelated business taxable income to the plan. Also, fiduciaries of an individual retirement account ("IRA"), a Keogh plan or other "plan" described in Section 4975(e)(1) of the Code that is not otherwise subject to Title I of ERISA (collectively "Tax-Qualified Plans"), should consider that a Tax-Qualified Plan may only make investments that are authorized by the appropriate governing instruments.

Because the Trust is registered as an investment company under the Investment Company Act, the underlying assets of a Portfolio should not be considered to be "plan assets" of any Plan investing in a Portfolio for purposes of the fiduciary rules under ERISA and the prohibited transaction rules under ERISA and the Code.

PORTFOLIO TRANSACTIONS

Each Sub-Adviser selects brokers and dealers to effect securities transactions for the Portfolios. Each Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. Each Sub-Adviser seeks to select brokers or dealers that offer a Portfolio best price and execution or other services that benefit the Portfolios.

The Portfolios paid the following brokerage commissions during the fiscal period ended December 31, 2005:

--------------------------------------------------------------------------------
Sands Capital Institutional Growth Portfolio (1/21/05 - 12/31/05)     $  269,472
--------------------------------------------------------------------------------
JSAM Large Cap Value Portfolio  (6/20/05 - 12/31/05)                  $   46,829
--------------------------------------------------------------------------------
JSAM Value Portfolio  (6/17/05 - 12/31/05)                            $   37,215
--------------------------------------------------------------------------------

Each Sub-Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services provided to the Sub-Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by a Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the sub-advisory agreement. If, in the judgment of a Sub-Adviser, a Portfolio or other accounts managed by the Sub-Adviser will be benefited by supplemental research services, the Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Portfolio or account generating the brokerage, and there can be no guarantee that the Sub-Adviser will find all of such services of value in advising that Portfolio. During the fiscal period ended December 31, 2005, no brokerage transactions were directed to brokers due to research services provided.

The Portfolios may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Frank Russell Securities, Inc. No Sub-Adviser may directly or indirectly compensate a broker for promoting Portfolio shares with portfolio transactions.

During the fiscal period ended December 31, 2005, the JSAM Large Cap Value Portfolio acquired common stock of the Trust's regular broker-dealers as follows:

          Broker-Dealer                    Value as of 12-31-05
          -------------                    --------------------
       Bank of America Corp.                     $604,565
       Citigroup Inc.                            $667,288
       JP Morgan Chase & Co.                     $718,389
       Merrill Lynch & Co., Inc.                 $416,539

PORTFOLIO HOLDINGS

The Board of Trustees has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Portfolios. In addition to the permitted disclosures described below, the Portfolios must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Portfolio shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

Each Portfolio will make available on a monthly basis information regarding month-end holdings, performance and related characteristics ("Portfolio Information"). This information is generally available within 10 days after month-end, and may be requested by calling the Portfolios at 1-800-304-2459 or writing the Portfolios at 303 Broadway, Suite 1100, Cincinnati, OH 45202. No person requesting Portfolio Information shall be permitted to gain access to such information in advance of other parties, nor shall access to such information be provided on an inequitable basis to any person or party.

The Portfolios' Chief Compliance Officer, or his designee, may grant exceptions to permit additional disclosure of Portfolio Information at differing times and with different lag times in instances where a Portfolio has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. The Trust anticipates that such recipients could include, but not be limited to, rating agencies and pension plan sponsors and/or their consultants. Whenever disclosure of Portfolio Information involves a conflict of interest between the interests of shareholders, on the one hand, and the Manager, a Sub-Adviser, the Distributor or any affiliated person of the Portfolios, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. In no event shall the Manager, a Sub-Adviser, the Distributor or any affiliated person of the Portfolios receive any direct or indirect compensation in connection with the disclosure of information about a Portfolio's portfolio holdings. The Board of Trustees will be informed of (i) any exceptions granted that were not previously approved by the Board, (ii) any issues arising relating to the portfolio holdings policies, and (iii) any material changes to the portfolio holdings policies, at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.

Currently, the Manager has obtained, on behalf of the Portfolios, a confidentiality agreement from and has an arrangement to provide additional disclosure of Portfolio Information to Factset Research Systems Inc., which provides portfolio attribution services to the Manager. In addition, the Portfolios' service providers, such as the Sub-Advisers, Custodian, Sub-Administrators and Transfer Agent, may receive portfolio holdings information in connection with their services to the Portfolios. Each service provider is required to keep such information confidential.

VOTING

Each share held entitles the shareholder of record to one vote for each whole share owned, and a proportional fractional vote for each fractional share owned. Shares issued by each Portfolio have no preemptive, conversion, or subscription rights. Each Portfolio, as a separate series of the Trust, votes separately on matters affecting only that Portfolio. Voting rights are not cumulative. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each Portfolio. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the Portfolio. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of Portfolios. All consideration received by the Trust for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Manager, each Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Portfolio), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Portfolio to the Sub-Advisers. Generally, the Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

The Trust is required to disclose annually each Portfolio's complete proxy voting record on Form N-PX. Form N-PX for each Portfolio is available upon request by calling 1-800-304-2459 or by writing to the Trust at 303 Broadway, Suite 1100, Cncinnati, OH 45202. Each Portfolio's Form N-PX will also be available from the EDGAR Database on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 6, 2006, the following entities owned of record 5% or more of the outstanding voting securities of the Portfolios. No person or entity owned beneficially more than 5% of the outstanding securities of the Portfolios.

--------------------------------------------------------------------------------------------------------------------
            Portfolio                            Name and Address                    Record      Percent of Shares
                                                                                     Owner
--------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        JP Morgan Chase Bank Trust                          X               6.12%
Growth Portfolio                   United Benefits Group's Co-op
                                   Retirement Plan Trust
                                   345 Park Avenue, 6th Floor
                                   New York, NY  10154-1002
--------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        Charles Schwab & Co. Inc.                           X              13.36%
Growth Portfolio                   Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        Prudential Investment Management Services           X              22.50%
Growth Portfolio                   FBO Mutual Fund Clients
                                   Three Gateway Center Drive
                                   Newark, NJ 07102-4056
--------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        T. Rowe Price Retirement Plan Services Inc.         X               7.87%
Growth Portfolio                   FBO Retirement Plan Clients
                                   4515 Painters Mill Road
                                   Owings Mills, MD  21117-4903
--------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        BALSA & Co.                                         X               5.91%
Growth Portfolio                   14221 Dallas Parkway
                                   Dallas, TX  75254-2942
--------------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value Portfolio     Charles Schwab & Co. Inc.                           X              71.33%
                                   Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value               National Investor Services FBO                      X              11.79%
Portfolio                          55 Water Street
                                   New York, NY  10041-3299
--------------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value Portfolio     Merrill Lynch Pierce Fenner & Smith Inc.            X               8.09%
                                   For the Sole Benefit of its Customers
                                   4800 Deer Lake Drive East
                                   Jacksonville, FL  32246-6486
--------------------------------------------------------------------------------------------------------------------
JSAM Value Portfolio               Charles Schwab & Co. Inc.                           X              79.07%
                                   Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
--------------------------------------------------------------------------------------------------------------------

As of April 5, 2006, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and each Portfolio.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal period ended December 31, 2005, including the "Report of Independent Registered Public Accounting Firm," are included in the Trust's most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Annual and Semiannual Reports may be obtained free of charge by calling the Trust at 1-800-304-2459 or by writing the Trust at 303 Broadway, Suite 1100 Cincinnati, OH 45202. You may also obtain the Annual or Semiannual Reports, as well as other information about the Trust from the EDGAR Database on the SEC's website at www.sec.gov.

APPENDIX A

                            SANDS CAPITAL MANAGEMENT

                      PROXY VOTING POLICIES AND PROCEDURES
                          (As Amended on May 24, 2004)

         Sands Capital Management (the "Adviser") has adopted these policies and procedures in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). These policies and procedures are designed to ensure that the Adviser is administering proxy voting matters in a manner consistent with the best interests of its clients and in accordance with its fiduciary duties under the Advisers Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), and other applicable laws and regulations.

         1.       GENERAL STATEMENT OF POLICY

         The Adviser considers the proxy vote to be an asset of the client portfolio holding the security to which the proxy relates and for which the Adviser has voting authority. The Adviser's authority to vote proxies is established by the investment management agreement with the client.

         The Adviser seeks to discharge its fiduciary duty to clients for whom it has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of its clients. The Adviser evaluates all proxy proposals on an individual basis. Subject to its contractual obligations, there may be times when refraining from voting a proxy is in a client's best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client.

         The Adviser typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals.

         2.       PROXY COMMITTEE; PROXY VOTING GUIDELINES

         The Adviser has established a Proxy Committee. The members of the Proxy Committee are appointed by the Board of Directors of the Adviser from time to time and are listed on Schedule A. The Proxy Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The Director of Client Services acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

         The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of the Adviser's clients, including developing, authorizing, implementing and updating the Adviser's proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by the Adviser. The Proxy Committee typically reviews reports on the Adviser's proxy voting activity at least annually and as necessary to fulfill its responsibilities. The Proxy Committee reports to the Adviser's Board of Directors at least annually regarding the administration of these policies and procedures and any changes deemed appropriate.

         The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in the Adviser's Proxy Voting Guidelines (the "Guidelines"), a copy of which is attached hereto as Exhibit 1. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the Adviser's evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted.

         3.       PROXY VOTING PROCEDURE

         The Adviser establishes with respect to each client account whether the client retains the power to vote proxies or has delegated the responsibility for proxy voting to the Adviser. In every case where a client has delegated responsibility for voting proxies to the Adviser, the Adviser tracks the occurrence of shareholder meetings, and obtains and evaluates the proxy information provided by the companies whose shares are being voted.

         Prior to a proxy voting deadline, the appropriate analyst of the Adviser will make a determination as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company, shareholder groups and independent proxy research services. An analyst may determine that the cost of voting a proxy exceeds the expected benefit to the client. For example, calling back securities that have been loaned in order to exercise voting rights could cause a client to forego income that otherwise would have been earned had the Adviser not sought to exercise voting rights with respect to those securities.

         The Adviser is responsible for submitting, or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner.

         4.       CONFLICTS OF INTEREST

         The Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

       Whenever an analyst determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the analyst shall present the matter to the Proxy Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy.

                  A.       Identifying Conflicts of Interest

         For purposes of identifying conflicts under these procedures, the Proxy Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by the Adviser's employees, and other information actually known by a member of the Proxy Committee.

         The Proxy Voting Committee may determine that the Adviser has a conflict of interest as a result of the following:

                  1. Significant Business Relationships - The Proxy Committee will consider whether the matter involves an issuer or proponent with which the Adviser has a significant business relationship. The Adviser has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a "significant business relationship" is one that might create an incentive for the Adviser to vote in favor of management.

                  2. Significant Personal or Family Relationships - The Proxy Committee will consider whether the matter involves an issuer, proponent or individual with which an employee of the Adviser who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a "significant personal or family relationship" is one that would be reasonably likely to influence how the Adviser votes the proxy. Employees of the Adviser who are involved in the proxy voting process (e.g., analysts, portfolio managers, Proxy Committee members, senior management, as applicable) are required to disclose to the Proxy Committee any significant personal or family relationship they may have with the issuer, proponent or individual involved in the matter.

                  3. Contact with Proxy Committee Members - If an employee of the Adviser not involved in the proxy voting process contacts any Proxy Committee member for the purpose of influencing how a proxy is to be voted, the member will immediately contact the Adviser's [Compliance Officer] who will determine: (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so, whether the member of the Proxy Committee who was contacted should recuse himself or herself from all further matters regarding the proxy.

                  B.       Determining Whether a Conflict is Material

         In the event that the Proxy Committee determines that the Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is "material" to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to the Adviser's conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.

                  C.       Voting Proxies Involving a Material Conflict

         In the event that the Proxy Committee determines that the Adviser has a material conflict of interest with respect to a proxy proposal, the Adviser will vote on the proposal in accordance with the determination of the Proxy Committee. Alternatively, prior to voting on the proposal, the Adviser may (i) contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) with respect to client accounts that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client's consent as to how the Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).

         The Adviser may not address a material conflict of interest by abstaining from voting, unless the Proxy Committee has determined that abstaining from voting on the proposal is in the best interests of clients.*

         The Proxy Committee shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the Adviser does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of the Proxy Committee.

         5.       DISCLOSURE

         In accordance with the Advisers Act and ERISA, the Adviser reports to its clients regarding the manner in which their proxies are voted . It is the Adviser's general policy not to disclose to any issuer or third party how it has voted client proxies, except as otherwise required by law.

         6.       RECORD RETENTION

         The Adviser maintains the books and records required by Rule 204-2(c)(2) under the Advisers Act in the manner and for the periods required. For client portfolios subject to ERISA, the Adviser maintains the books and records required by the Department of Labor.



Attachments

          Schedule A    -  Members of the Proxy Committee

          Exhibit 1     -  Sands Capital Management Proxy Voting Guidelines


__________________________
* The existence of a material conflict of interest will not affect an analyst's determination that it is in the best interests of clients not to vote a proxy.

                                   SCHEDULE A

                         Members of the Proxy Committee

              Robert C. Hancock, Chief Compliance Officer - Member
         David E. Levanson, Research Analyst, Portfolio Manager - Member
           Sharon Kedar, Research Analyst, Portfolio Manager - Member
 Dana M. McNamara, Director of Client Services - Committee Chairperson and
                      Secretary

                                    EXHIBIT 1


                            SANDS CAPITAL MANAGEMENT

                             PROXY VOTING GUIDELINES


         One of the primary factors SCM considers when determining the desirability of investing in a particular company is the quality and depth of its management. Accordingly, SCM believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, SCM will vote on most issues presented in a portfolio company proxy statement in accordance with the position of the company's management, unless SCM determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the stock. However, SCM will consider each issue on its own merits, and will not support the position of the company's management in any situation where, in SCM's judgment, it would not be in the best interests of the client to do so.

                            I. THE BOARD OF DIRECTORS

A.  VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, and may consider the following factors:

      o     Long-term corporate performance record relative to a market index;
      o     Composition of board and key board committees;
      o     Corporate governance provisions and takeover activity;
      o     Board decisions regarding executive pay;
      o     Director compensation;


B.  DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.


C.  VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, and may consider the following factors:

      o long-term financial performance of the target company relative to its industry;
      o     management's track record;

      o     background to the proxy contest;
      o     qualifications of director nominees (both slates);
      o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
      o     stock ownership positions.

D.  SIZE OF THE BOARD

      Proposals to limit the size of the Board should be evaluated on a CASE-BY-CASE basis.


                                  II. AUDITORS

RATIFYING AUDITORS

We generally vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.


                           III. PROXY CONTEST DEFENSES

CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.


                            IV. ANTI-TAKEOVER ISSUES

We generally oppose anti-takeover measures because they reduce shareholder rights. However, as with all proxy issues, we conduct and independent review of each anti-takeover proposal. On occasion, we may vote with management when it is concluded that the proposal is not onerous and would not harm clients' interests as shareholders. Anti-takeover issues include the following:

A.    POISON PILLS
      The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.

      We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B.    FAIR PRICE PROVISIONS
      Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision requires would-be acquirers that have established threshold positions in target companies at given per-share prices to pay at least as much if they opt for complete control, unless certain conditions are met.

      We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

      We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.


C.    GREENMAIL
Proposals relating to the prohibition of "greenmail" are designed to disallow the repurchase of stock from a person or group owning 5% or more of the company's common stock, unless approved by the disinterested holders of two-thirds or more of the outstanding stock. They could also prevent the company from repurchasing any class of stock at a price more than 5% above the current fair market price, unless an offer is made to all shareholders.

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.    SUPERSTOCK
Another takeover defense is superstock, i.e., shares that give holders disproportionate voting rights. For example, one company proposed authorizing a class of preferred stock which "could be issued in a private placement with one or more institutional investors" and "could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stock...." The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

We will review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of "superstock."


E.    SUPERMAJORITY RULES
Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75% to 80%). While applied mainly to merger bids, supermajority rules also may be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

      1.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

      We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

      We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.


      2.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
            BYLAWS

      We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

      We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.


F.    BOARD CLASSIFICATION
High on the agenda of defense-minded corporate executives are staggered terms for directors, whereby only some (typically one-third) of the directors are elected each year. The "staggered board" acts as a bar to unwelcome takeover bids. An aggressive, affluent acquirer would need two years to gain a working majority of directors at a company whose board members are elected to staggered three-year terms of office.

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and elect all directors annually.


                      V. MISCELLANEOUS GOVERNANCE PROVISION


                                BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In he case of items that are conditioned upon each other, we examine the benefits and costs of the packages items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

                              VI. CAPITAL STRUCTURE

A.  COMMON STOCK AUTHORIZATION
We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

B.  DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.


                    VII. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, including stock option plans, with the view that viable compensation programs reward the creation of stockholder wealth.


                          VIII. STATE OF INCORPORATION


A.  VOTING ON STATE TAKEOVER STATUTES

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).


B. VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.


                    IX. MERGERS AND CORPORATE RESTRUCTURINGS


A. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis.


B. CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.

C. SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis.


D. CHANGING CORPORATE NAME

We generally vote FOR changing the corporate name.

                       X. SOCIAL AND ENVIRONMENTAL ISSUES

Consistent with its fiduciary duty to clients, SCM will vote on social issues with a view toward promoting good corporate citizenship. However, SCM realizes that it cannot require a portfolio company to go beyond applicable legal requirements or put itself in a non-competitive position. Social responsibility issues may include proposals regarding the following:

      o Ecological issues, including toxic hazards and pollution of the air and water;

      o Employment practices, such as the hiring of women and minority groups;

      o     Product quality and safety;

      o     Advertising practices;

      o Animal rights, including testing, experimentation and factory farming;

      o     Military and nuclear issues; and

      o International politics and operations, including the world debt crisis, infant formula, U.S. corporate activity in Northern Ireland, and the policy of apartheid in South Africa.

We review on a CASE-BY-CASE basis proposals regarding social or environmental issues.

                             JS ASSET MANAGEMENT LLC

The procedures for receipt and voting of proxies by JS Asset Management LLC are as follows:


1. The client notifies their custodian bank to forward all proxies for their account with JS Asset Management to the following address:

                           Institutional Shareholder Services, Inc.
                           VAS / 2729 / JS ASSET MANAGEMENT
                           2099 Gaither Road, Suite 501
                           Rockville, MD  20850-4045

2. JS Asset Management tracks the client portfolio(s) to ensure current listing of all securities held.

3. JS Asset Management tracks the shareholder meeting dates to ensure that all proxies are voted in a timely manner. Any discrepancies with the custodian bank over number of shares entitled to vote as of the record date are reconciled. Institutional Shareholder Services, Inc. contacts the appropriate custodian or proxy distribution agent if no share positions are reported via ADP or if no proxy cards are received.

4. JS Asset Management reviews the Institutional Shareholder Services (ISS) analyses of the proxy issues thoroughly and then communicates its voting position to Institutional Shareholder Services (ISS) electronically. ISS then executes the votes.

5. If a material conflict is present, JS Asset Management will follow the recommendation of ISS and will vote those shares accordingly.

6. JS Asset Management records and cross references all proxies to ensure they are received and voted.

7. JS Asset Management provides a report quarterly or annually summarizing securities voted with the supporting documentation of positions taken. Reports are available to non-ERISA clients upon request. ERISA clients automatically receive quarterly reports.

8. Copies of proxy statements are available from the SEC's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system.

9. JS Asset Management's Proxy Policy is reviewed annually by the firm's Proxy Committee. The members of this committee are CIO John Schneider, CCO Marvin Barge and Proxy Administrator Kathryn Brown.

SUMMARY:


The Proxy Policy contains guidelines for reviewing all proxy proposals in a way that is consistent and that facilitates voting solely in the interests of plan participants and beneficiaries, and for the exclusive purpose of providing economic benefits to them. These guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case.

In general, JS Asset Management votes "FOR" those proposals that more closely link the fortunes of employees and management to the performance of the corporation's stock and/or aid in accountability to shareholders (plan participants and beneficiaries). Proxy proposals that serve to entrench management or reduce management's accountability to shareholders are typically voted "AGAINST."

PART C.   OTHER INFORMATION
------    -----------------

Item 23.  Exhibits
-------   --------

     (a)  ARTICLES OF INCORPORATION
          Agreement and Declaration of Trust dated May 30, 2002, which was filed as an Exhibit to Registrant's Initial Registration Statement is incorporated by reference.

          Certificate of Amendment to Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 is incorporated by reference.

          Certificate of Amendment to Agreement and Declaration of Trust is filed herewith.

     (b)  BYLAWS

          Amended Bylaws are filed herewith.

     (c)  INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS
          None

     (d)  INVESTMENT ADVISORY CONTRACTS

          (i) Form of Management Agreement with Touchstone Advisors, Inc. is filed herewith.

          (ii) Form of Subadvisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management, LLC is filed herewith.

         (iii) Form of Subadvisory Agreement between Touchstone Advisors, Inc. and JS Asset Management, LLC is filed herewith.

      (e)  UNDERWRITING CONTRACTS
           Form of Distribution Agreement with Touchstone Securities, Inc. is filed herewith.

      (f) BONUS OR PROFIT SHARING CONTRACTS
          None

      (g) CUSTODIAN AGREEMENT
          Custodian Agreement with PFPC, Inc. which was filed as an Exhibit to Amendment 1 of Registrant's Registration Statement is incorporated by reference.

     (h)  OTHER MATERIAL CONTRACTS

         (i) Transfer Agency Agreement with PFPC which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 is incorporated by reference.

         (ii) Amended Sub-Administration and Accounting Services Agreement with PFPC is filed herewith.

         (iii) Sub-Administration Agreement between Touchstone Advisors, Inc. and Integrated Fund Services, Inc. is filed herewith.

      (i) LEGAL OPINION
          Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is incorporated by reference.

       (j) OTHER OPINIONS
           Consent of Independent Accountants is filed herewith.

       (k) OMITTED FINANCIAL STATEMENTS
           None

       (l) INITIAL CAPITAL AGREEMENTS
           None

       (m) RULE 12B-1 PLAN
           None

       (n) RULE 18f-3 PLAN
           None

       (o) RESERVED

       (p) CODE OF ETHICS

          (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Initial Registration Statement is incorporated by reference.

         (ii) Code of Ethics for Touchstone Securities, Inc. is filed herewith.

        (iii)  Code of Ethics for Touchstone Advisors, Inc. is filed herewith.

         (iv) Code of Ethics for Sands Capital Management, LLC which was filed as an Exhibit to Registrant's Amendment No. 5 is incorporated by reference.

         (v) Code of Ethics for JS Asset Management, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment
               No. 1 is incorporated by reference.

               POWERS OF ATTORNEY

       (i)     Powers of Attorney for Jill T. McGruder, Philip R. Cox, Donald
               C. Siekmann and Robert E. Stautberg are filed herewith.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT
--------  -----------------------------------------------------------------
          None

Item 25.  INDEMNIFICATION
-------   ---------------

Article VII of the Agreement and Declaration of Trust indemnifies the Trustees for any act, omission or obligation of the Trust. A Trustee shall not be personally liable for monetary damages or for breach of fiduciary duty as a trustee except in cases in which (i) the Trustee breaches the duty of loyalty to the Trust or its Shareholders, (ii) an act or omission not in good faith or that involves intentional misconduct or a knowing violation of law, (iii) the Trustee derived an improper personal benefit. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, a trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article XI of the By-Laws of the Trust provides that every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and reasonable expenses incurred or paid by him unless he is found liabile to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Management Agreement and Sub-Advisory Agreements provide that the Manager or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reckless disregard of its obligations and duties hereunder.

The Distribution Agreement provides that the Distributor will indemnify and hold harmless the Trust and each of its Trustees and officers against any loss, liability, damages, claim or expense unless such loss is by reason of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of duties.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS
--------  ---------------------------------------------------------

          A.   TOUCHSTONE   ADVISORS,  INC. (the "Advisor")  is  a  registered
               investment adviser that provides investment management services to the Trust. The Advisor also serves as the investment adviser to Constellation Funds, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust and Touchstone Investment Trust, registered investment companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinnati, Ohio 45202.

               (1) Jill T. McGruder, Director

                    (a) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer, Integrated Fund Services, Inc., a transfer agent and Touchstone Securities, Inc., a broker-dealer.

                    (b) President and a Director of IFS Agency Services, Inc.* an insurance agency, W&S Financial Group Distributors, Inc.*, an insurance agency, IFS Systems, Inc.*, an information systems provider, Integrity Life Insurance Company and National Integrity Life Insurance Company.

                    (c) Senior Vice President of The Western & Southern Life Insurance Company*, an insurance company.

                    (d) Senior Vice President and Director of Fort Washington Brokerage Services, Inc.*, a broker-dealer.

                    (e) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios.

                    (f) President of Touchstone Advisors, Inc. and Touchstone Securities, Inc. until February 2004.

               (2)  James H. Grifo, President

                    (a)  President of Touchstone Securities, Inc.

                    (b) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Constellation Funds and Constellation Institutional Portfolios.

               (3)  Patricia J. Wilson, Chief Compliance Officer

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4)  Donald J. Wuebbling, Chief Legal Officer/ Secretary/Director

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Integrated Fund Services, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.*

                    (b) Senior Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., a broker-dealer

                    (d) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, Ohio 45202

                    (e) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202,
                         IFS Financial Services, Inc.and Fort Washington Investment Advisors, Inc.

                    (f) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

               (5)   Richard K. Taulbee, Vice President

                    (a)  Vice  President of IFS Financial  Services,  Inc.,
                         IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., Fort Washington Brokerage Services, Inc., IFS Fund Distributors, Inc., IFS Systems, Inc., WestAd Inc., The Western and Southern Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                    (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc. and Columbus Life Insurance Company

               (6)  James J. Vance, Vice President & Treasurer

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

                    (b)  Treasurer of Fort Washington Brokerage Services, Inc.

               (7)  Terrie A. Wiedenheft - Chief Financial Officer

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., Fort Washington Brokerage Services, Inc. and IFS Fund Distributors, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Constellation Funds.

                    (d) Senior Vice President and Chief Financial Officer of Fort Washington Investment Advisors, Inc.

              (8)   James N. Clark - Director

                    (a) A Director of The Western and Southern Life Insurance
                        Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc., W&S Financial Group Distributors, Inc. and Capital Analysts Incorporated

                    (b) Director and Secretary of WestAd Inc.

             (9) William A. Dent, Senior Vice President, Product Management and Marketing

                   (a) Marketing Director, Promontory Interfinancial Network,
                       1515 North Courthouse Road, Arlington, Virginia from 2002-2003

                   (b) Vice President of Touchstone Investment Trust, Touchstone
                       Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Constellation Institutional Portfolios and Constellation Funds

          B. SANDS CAPITAL MANAGEMENT, LLC ("Sands Capital") is a registered advisor providing sub-advisory services to the Sands Capital Institutional Growth Portfolio. The address of Sands Capital is 1100 Wilson Blvd., Suite 3050, Arlington, VA 2209. The following are executive officers and directors of Sands Capital.

             (1) Frank M. Sands, Sr., Chief Executive Officer, Chief Investment
                 Officer & Senior Portfolio Manager

             (2) Frank M. Sands, Jr., President, Director of Research, Senior
                 Portfolio Manager

             (3) Robert C. Puff, Jr., Vice Chairman
                 (a) Director, Affiliated Managers Group, Inc., 600 Hale Street
                     Prides Crossing, MA  01965

             (4) Robert C. Hancock, Chief Operating Officer and Chief Compliance
                 Officer

        C. JS ASSET MANAGEMENT, LLC ("JSAM") is a registered advisor providing sub-advisory services to the JSAM Large Cap Value Portfolio and the JSAM Value Portfolio. The address of JSAM is One Tower Bridge, 100 Front Street, West Conshocken Pennsylvania. The following are executive officers of JSAM.

               (1) John K. Schneider, Chief Executive Officer/Chief Investment
                   Officer

                   (a) Portfolio Manager at PIMCO Equity Advisors, 1345 Avenue
                       of the Americas, New York, NY 10105 until 2005.

               (2) Marvin H. Barge, Chief Compliance Officer


Item 27        PRINCIPAL UNDERWRITER
-------        ----------------------

               (a) Touchstone Securities, Inc. also acts as underwriter for Constellation Funds, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust and Touchstone Strategic Trust.

                    Unless otherwise noted, the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202.
                   *The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    James H. Grifo         President           Vice President

                    Jill T. McGruder       Director            Trustee/President


                    James N. Clark*        Director            None

                    Donald J. Wuebbling*   Director            None

                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee*    Vice President      None


                    James J. Vance*        Vice President &    None
                                           Treasurer

                    Terrie A. Wiedenheft   Chief Financial     Controller/
                                           Officer             Treasurer

            (c)     None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------
          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained as follows:

      a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);(3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

         PFPC Trust Company
         760 Moore Road,
         King of Prussia, Pennsylvania 19406

     (b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);(4);
         (5);(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's Administrator and Sub-Administrator

         Touchstone Advisors, Inc. (Administrator),
         Integrated Fund Services, Inc. (Sub-Administrator)
         303 Broadway, Suite 1100
         Cincinanti, Ohio 45202

         PFPC, Inc.
         760 Moore Road,
         King of Prussia, Pennsylvania 19406

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

         Touchstone Advisors, Inc.
         303 Broadway, Suite 1100
         Cincinnati, Ohio 45202

         Sands Capital Management LLC
         1100 Wilson Boulevard, Suite 3050
         Arlington, VA 22209

         JS Asset Management, LLC
         1 Tower Bridge, 100 Front Street, Suite 501
         West Conshohocken, PA  19428

Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------   -----------------------------------------------------
          None.

Item 30.  UNDERTAKINGS
-------   ------------
          None.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of May, 2006.

                                        CONSTELLATION INSTITUTIONAL PORTFOLIOS

                                           /s/ Jill T. McGruder
                                        By:---------------------------
                                           Jill T. McGruder
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Jill T. McGruder                 Trustee & President      May 1, 2006
-----------------------
JILL T. MCGRUDER

/s/ Terrie A. Wiedenheft
-----------------------              Controller & Treasurer   May 1, 2006
TERRIE A. WIEDENHEFT


*PHILLIP R. COX                      Trustee
-----------------------

*DONALD C. SIEKMANN                  Trustee
------------------------

*ROBERT E. STAUTBERG                 Trustee
-----------------------

By: /s/ Jay S. Fitton
-----------------------
  Jay S. Fitton
 *Attorney-in-Fact
  May 1, 2006

EXHIBIT INDEX
1.  Certificate of Amendment to Agreement and Declaration of Trust

2.  Amended Bylaws

3.  Form of Management Agreement with Touchstone Advisors, Inc.

4. Form of Subadvisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management LLC

5. Form of Subadvisory Agreement between Touchstone Advisors, Inc. and JS Asset Management LLC

6.  Form of Distribution Agreement with Touchstone Securities, Inc.

7.  Amended Sub-Administration and Accounting Services Agreement

8. Sub-Administration Agreement between Touchstone Advisors, Inc. and Integrated Fund Services, Inc.

9.  Consent of Independent Accountants

10. Code of Ethics of Touchstone Advisors, Inc.

11. Code of Ethics of Touchstone Securities, Inc.

12. Powers of Attorney for Jill T. McGruder, Philip R. Cox, Donald C. Siekmann and Robert E. Stautberg